UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.4%)

Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	3.210%	3/7/2006 LOC	14,900	14,900
1 Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	3.220%	3/7/2006 (3)	4,380	4,380
1 Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	3.220%	3/7/2006 (3)	2,320	2,320
Butler County OH BAN	3.250%	3/9/2006	4,000	4,001
Butler County OH BAN	4.000%	9/21/2006	4,500	4,526
1 Butler County OH Waterworks Rev. TOB VRDO	3.220%	3/7/2006 (2)	2,555	2,555
1 Canal Winchester OH Local School Dist. GO TOB VRDO	3.210%	3/7/2006 (1)	7,725	7,725
1 Cincinnati OH City School Dist. GO TOB VRDO	3.220%	3/7/2006 (4)	7,630	7,630
1 Cincinnati OH City School Dist. GO TOB VRDO	3.220%	3/7/2006 (4)	8,000	8,000
1 Cincinnati OH City School Dist. GO TOB VRDO	3.220%	3/7/2006 (4)	2,790	2,790
1 Cleveland OH Airport System Rev. TOB VRDO	3.260%	3/7/2006 (4)	1,500	1,500
Cleveland OH Airport System Rev. VRDO	3.200%	3/7/2006 (4)	2,500	2,500
1 Cleveland OH GO TOB VRDO	3.210%	3/7/2006 (3)	3,035	3,035
Cleveland OH State Univ. Rev. VRDO	3.200%	3/7/2006 (3)	14,535	14,535
Cleveland OH Water Works Rev. VRDO	3.170%	3/7/2006 (4)	33,615	33,615
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	3.200%	3/7/2006	5,000	5,000
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	3.210%	3/7/2006	10,000	10,000
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	3.180%	3/7/2006 LOC	23,700	23,700
1 Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	3.210%	3/7/2006 (4)	2,745	2,745
1 Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	3.220%	3/7/2006 (4)	8,210	8,210
Columbus OH Sewer VRDO	3.180%	3/7/2006	7,700	7,700
Dayton OH Limited Tax Airport Improvement BAN	3.250%	7/6/2006	5,025	5,035
Delaware County OH BAN	4.000%	8/15/2006	2,600	2,613
Fairfield Township OH BAN	4.000%	7/13/2006	4,240	4,259
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.200%	3/7/2006 (3)	4,000	4,000
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.200%	3/7/2006 (3)	12,060	12,060
1 Franklin County OH Hosp. Rev. (Doctors OhioHealth) TOB VRDO	3.220%	3/7/2006	34,380	34,380
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.190%	3/7/2006 LOC	14,200	14,200
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	3.210%	3/7/2006 (3)	5,100	5,100
Green City OH BAN	4.000%	7/19/2006	5,380	5,406
Grove City OH BAN	4.000%	8/24/2006	8,418	8,460
Grove City OH BAN	4.500%	12/6/2006	7,723	7,788
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	3.190%	3/7/2006 (1)	2,665	2,665
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.220%	3/7/2006 (1)	5,500	5,500
1 Hilliard OH School Dist. TOB VRDO	3.220%	3/7/2006 (1)	4,310	4,310
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center) VRDO	3.200%	3/7/2006 LOC	10,000	10,000
Independence OH BAN	4.250%	5/9/2006	5,000	5,013
Kent OH BAN	4.000%	10/19/2006	3,000	3,017
Kent State Univ. Ohio VRDO	3.200%	3/7/2006 (1)	8,890	8,890
1 Kings OH Local School Dist. TOB VRDO	3.210%	3/7/2006 (1)	5,480	5,480
Lakewood OH BAN	3.500%	6/15/2006	5,000	5,011
1 Lakota OH Local School Dist. TOB VRDO	3.210%	3/7/2006 (3)	16,545	16,545
Lebanon OH BAN	4.000%	9/19/2006	4,500	4,524
1 Licking County OH Joint Vocational School Dist. TOB VRDO	3.210%	3/7/2006 (1)	2,085	2,085
1 Licking Heights OH Local School Dist. TOB VRDO	3.220%	3/7/2006 (1)	7,045	7,045
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.210%	3/7/2006 (1)	5,415	5,415
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.210%	3/7/2006 (1)	4,900	4,900
Marysville OH WasteWater Treatment System Rev. BAN	4.500%	12/21/2006	10,000	10,088
Mason OH BAN	4.000%	6/29/2006	2,925	2,937
Mason OH City School Dist. BAN	4.500%	2/8/2007	4,450	4,498
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.180%	3/7/2006	14,600	14,600
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.180%	3/7/2006	5,000	5,000
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.210%	3/7/2006	13,435	13,435
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.220%	3/7/2006 (4)	3,215	3,215
1 Ohio Common Schools GO TOB VRDO	3.210%	3/7/2006	4,280	4,280
1 Ohio Common Schools TOB VRDO	3.220%	3/7/2006	6,340	6,340
Ohio GO	4.000%	6/15/2006	6,365	6,377
1 Ohio GO TOB VRDO	3.210%	3/7/2006 (4)	2,955	2,955
1 Ohio GO TOB VRDO	3.210%	3/7/2006 (2)	7,525	7,525
1 Ohio GO TOB VRDO	3.220%	3/7/2006	4,125	4,125
1 Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	3.220%	3/7/2006	5,215	5,215
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.100%	4/7/2006	15,500	15,500
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.950%	3/1/2006	350	350
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.170%	3/7/2006	9,810	9,810
Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	3.210%	3/7/2006 LOC	16,700	16,700
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.) VRDO	3.210%	3/7/2006 LOC	4,600	4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.230%	3/7/2006	17,300	17,300
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	3.170%	3/7/2006	18,520	18,520
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	3.220%	3/7/2006 LOC	6,140	6,140
1 Ohio Higher Educ. GO TOB VRDO	3.220%	3/7/2006	10,705	10,705
1 Ohio Higher Educ. GO TOB VRDO	3.220%	3/7/2006	17,570	17,570
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.260%	3/7/2006	8,220	8,220
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.260%	3/7/2006	4,880	4,880
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.260%	3/7/2006	3,820	3,820
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.280%	3/7/2006	4,760	4,760
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.180%	3/7/2006	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.240%	3/7/2006	5,335	5,335
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	3/7/2006	10,565	10,565
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	3/7/2006	1,295	1,295
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	3/7/2006	7,940	7,940
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	3/7/2006	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	3/7/2006	6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.260%	3/7/2006	5,000	5,000
1 Ohio Infrastructure Improvement GO TOB VRDO	3.220%	3/7/2006	7,285	7,285
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	2.990%	3/1/2006	2,300	2,300
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.040%	3/1/2006	9,025	9,025
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.040%	3/1/2006	8,800	8,800
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.040%	3/1/2006	2,400	2,400
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.040%	3/1/2006	5,125	5,125
Ohio State Univ. General Receipts Rev. CP	3.070%	4/6/2006	10,000	10,000
Ohio State Univ. General Receipts Rev. CP	3.100%	4/7/2006	8,500	8,500
1 Ohio State Univ. General Receipts Rev. TOB VRDO	3.210%	3/7/2006	5,375	5,375
Ohio State Univ. General Receipts Rev. VRDO	3.180%	3/7/2006	3,100	3,100
Ohio State Univ. General Receipts Rev. VRDO	3.180%	3/7/2006	2,100	2,100
Ohio State Univ. General Receipts Rev. VRDO	3.200%	3/7/2006	700	700
1 Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	3.210%	3/7/2006 (3)	16,500	16,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.200%	3/7/2006 LOC	25,000	25,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.040%	3/1/2006 LOC	10,100	10,100
Ohio Water Dev. Auth. PCR (Toledo Edison Co.) VRDO	3.320%	3/7/2006 LOC	4,500	4,500
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.290%	3/7/2006	5,000	5,000
1 Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	3.210%	3/7/2006	2,585	2,585
Pepper Pike OH BAN	3.000%	6/22/2006	1,373	1,374
Port of Greater Cincinnati OH Dev. Auth. Rev. (National Underground Railroad Freedom Center) VRDO	3.230%	3/7/2006 LOC	7,000	7,000
Portage County OH BAN	4.000%	10/26/2006	11,115	11,180
Powell OH BAN	4.000%	11/1/2006	3,500	3,521
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	3.270%	3/7/2006 LOC	7,450	7,450
Summit County OH Rev. (Western Reserve Academy) VRDO	3.230%	3/7/2006 LOC	5,600	5,600
Toledo OH City Services Special Assessment VRDO	3.180%	3/7/2006 LOC	7,200	7,200
Toledo OH City Services Special Assessment VRDO	3.180%	3/7/2006 LOC	5,000	5,000
Toledo OH City Services Special Assessment VRDO	3.180%	3/7/2006 LOC	4,000	4,000
Univ. of Akron OH General Receipts Rev. VRDO	3.180%	3/7/2006 (3)	3,820	3,820
Univ. of Cincinnati OH General Receipts BAN	4.000%	3/28/2006	7,100	7,107
Univ. of Cincinnati OH General Receipts VRDO	3.180%	3/7/2006 (2)	26,170	26,170

Total Municipal Bonds
(Cost $865,465)				865,465

Other Assets and Liabilities—Net (0.6%)				5,116

Net Assets (100%)				870,581

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $256,905,000, representing 29.5% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Ohio Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Adams County OH School Dist. GO	5.550%	12/1/2009 (1)	1,000	1,022
Akron OH GO	5.500%	12/1/2018 (1)	1,315	1,432
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/2018 (3)	1,240	1,351
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/2019 (3)	2,515	2,740
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2014 (2)	2,625	2,809
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2015 (2)	2,865	3,065
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2016 (2)	1,015	1,085
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2017 (3)	1,300	1,434
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2018 (3)	1,300	1,434
Avon OH Local School Dist. GO	5.250%	12/1/2023 (1)	745	807
Avon OH Local School Dist. GO	5.250%	12/1/2029 (1)	2,400	2,578
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/2010 (3)(Prere.)	2,250	2,468
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/2010 (3)(Prere.)	1,190	1,305
Butler County OH GO	5.250%	12/1/2016	1,570	1,717
Butler County OH GO	5.250%	12/1/2017	1,655	1,801
Butler County OH Sewer System Rev	5.375%	12/1/2009 (3)(Prere.)	1,230	1,321
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	4,000	4,279
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	2,320	2,482
Butler County OH Waterworks Rev	5.250%	12/1/2021 (2)	4,000	4,428
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	805	884
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	950	1,043
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	1,080	1,186
Chillicothe OH City School Dist	5.250%	12/1/2025 (3)	1,745	1,912
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/2011 (1)(Prere.)	3,350	3,657
Cincinnati OH Water System Rev	5.500%	12/1/2013	1,380	1,500
Cincinnati OH Water System Rev	5.500%	12/1/2015	2,000	2,173
1 Cincinnati OH Water System Rev. TOB VRDO	3.220%	3/7/2006	2,640	2,640
Cleveland OH Airport System Rev	5.250%	1/1/2012 (4)	4,985	5,248
Cleveland OH GO	5.375%	9/1/2010 (2)	1,000	1,077
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,135	1,243
Cleveland OH GO	5.500%	12/1/2011 (3)	1,340	1,461
Cleveland OH GO	5.375%	9/1/2012 (2)	1,000	1,099
Cleveland OH GO	5.500%	12/1/2012 (3)	1,415	1,544
Cleveland OH GO	5.250%	8/1/2013 (3)(Prere.)	2,400	2,637
Cleveland OH GO	5.500%	10/1/2020 (2)	7,350	8,567
Cleveland OH GO	5.500%	10/1/2021 (2)	3,675	4,300
Cleveland OH GO	5.500%	10/1/2022 (2)	3,870	4,538
Cleveland OH GO	5.500%	10/1/2023 (2)	2,655	3,121
Cleveland OH School Dist. GO	0.000%	12/1/2008 (3)(ETM)	400	364
Cleveland OH State Univ. Rev	5.250%	6/1/2019 (3)	2,825	3,097
Cleveland OH State Univ. Rev	5.250%	6/1/2024 (3)	1,000	1,092
2 Cleveland OH Water Works Rev	5.500%	1/1/2021 (1)	9,635	11,158
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/2024 (4)	2,390	2,619
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/2028 (4)	2,070	2,245
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/2017 (3)	1,385	1,507
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/2018 (3)	1,455	1,583
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/2019 (3)	1,000	1,087
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,196
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,196
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,196
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	1,710	1,877
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.060%	3/1/2006	3,900	3,900
Defiance OH Waterworks System GO	5.650%	12/1/2018 (2)	1,130	1,212
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/2022	1,750	1,855
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/2016 (3)	1,840	2,013
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/2020 (3)	1,200	1,297
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/2015 (1)	3,000	3,274
Franklin County OH Convention Center Rev	0.000%	12/1/2007 (1)	4,355	4,095
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/2019	4,035	4,277
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/2021	4,465	4,712
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/2013 (2)	2,000	2,086
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/2018 (1)	1,640	1,786
Greater Cleveland OH Regional Transp. Auth. GO	5.650%	12/1/2006 (3)(Prere.)	1,000	1,027
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/2008 (3)(Prere.)	1,665	1,763
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2020 (3)	1,185	1,292
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2021 (3)	1,245	1,355
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2023 (3)	1,380	1,498
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2024 (3)	1,455	1,571
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/2009 (1)	2,000	2,067
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2019 (3)	2,865	3,159
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2020 (3)	3,020	3,328
Hamilton County OH Sales Tax Rev	0.000%	12/1/2028 (2)	9,915	3,553
Hamilton County OH Sales Tax Rev. (Hamilton County Football)	5.500%	6/1/2008 (1)(Prere.)	575	606
Hamilton County OH Sewer System Rev	5.450%	12/1/2009 (3)	3,250	3,472
Hamilton County OH Sewer System Rev	5.625%	6/1/2010 (1)(Prere.)	965	1,054
Hamilton County OH Sewer System Rev	5.625%	6/1/2010 (1)(Prere.)	755	824
Hamilton County OH Sewer System Rev	5.250%	12/1/2011 (1)(Prere.)	1,355	1,470
Hamilton County OH Sewer System Rev	5.250%	12/1/2011 (1)(Prere.)	1,000	1,085
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/2011 (4)(Prere.)	1,510	1,678
Hilliard OH School Dist. GO	0.000%	12/1/2012 (3)	3,220	2,483
Hilliard OH School Dist. GO	0.000%	12/1/2013 (3)	3,220	2,371
Hilliard OH School Dist. GO	0.000%	12/1/2014 (3)	2,720	1,913
Hilliard OH School Dist. GO	0.000%	12/1/2015 (3)	3,720	2,497
Hilliard OH School Dist. GO	5.250%	12/1/2016 (3)	2,000	2,177
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/2011 (Prere.)	1,295	1,423
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	12/1/2026 (3)	4,350	4,752
Kent State Univ. Ohio VRDO	3.200%	3/7/2006 (1)	1,000	1,000
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)	5.375%	8/15/2015 (2)	2,900	3,030
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/2010 (3)(Prere.)	1,000	1,098
Logan Hocking OH Local School Dist. GO	5.500%	12/1/2011 (1)(Prere.)	1,675	1,839
Lorain County OH GO	5.500%	12/1/2017 (3)	1,000	1,099
Lorain County OH GO	5.500%	12/1/2022 (3)	1,500	1,644
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2008 (1)	1,250	1,316
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	4,000	4,262
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)(ETM)	5,360	5,551
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)	640	662
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2015 (2)	2,500	2,690
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2017 (2)	2,075	2,226
Mad River OH Local School Dist. GO	5.750%	12/1/2016 (3)	1,195	1,335
Mahoning Valley OH Sanitation Dist. Water Rev	5.750%	11/15/2018 (4)	1,300	1,406
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,095	2,317
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,035	2,251
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,140	2,367
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	3,000	3,318
Mason OH City School Dist. GO	5.250%	12/1/2020 (3)	1,500	1,709
Mason OH City School Dist. GO	5.250%	12/1/2021 (3)	1,500	1,714
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/2020 (2)	2,000	2,179
Middletown OH GO	5.750%	12/1/2019 (3)	2,500	2,706
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,425	1,602
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,600	1,798
Montgomery County OH GO	5.500%	12/1/2019	1,165	1,265
Montgomery County OH Rev. (Catholic Health Initiative)	5.500%	9/1/2015	3,270	3,499
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030	7,630	7,899
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2011 (2)	1,200	966
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2012 (2)	1,700	1,311
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2016 (3)	1,355	1,466
Oak Hills OH Local School Dist. GO	7.200%	12/1/2009 (1)	1,625	1,829
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	4/1/2016 (4)	1,000	1,094
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2010 (Prere.)	2,000	2,187
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2014	1,585	1,719
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2015	1,500	1,627
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2017 (4)	1,305	1,416
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2018 (4)	1,380	1,498
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/2019	5,000	5,482
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	6.500%	10/1/2020	250	307
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/2027 (2)	3,500	3,681
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.950%	3/1/2006	3,700	3,700
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/2014	1,000	1,100
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.750%	4/1/2019 (1)	4,000	4,174
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/2020 (1)	2,875	3,114
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	3.230%	3/7/2006 LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/2020	3,745	3,956
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/2026	5,275	5,511
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/2033	5,000	5,215
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.000%	12/1/2006 (3)	1,000	975
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2016 (2)	1,795	1,956
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/2011 (1)	2,000	2,096
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/2017 (1)	2,200	2,289
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/2022 (1)	6,250	6,504
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/2031	1,420	1,444
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	3,065	3,126
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	2,500	2,526
Ohio State Parks & Recreation Capital Fac. Rev	5.500%	12/1/2015	2,245	2,421
Ohio State Univ. General Receipts Rev	5.250%	6/1/2023	3,000	3,248
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2018	3,150	3,395
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2019	2,235	2,409
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2020	1,570	1,692
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2024 (3)	5,000	5,891
Ohio Water Dev. Auth. PCR	5.125%	12/1/2007 (1)(Prere.)	1,900	1,972
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	6,435	7,529
Ohio Water Dev. Auth. PCR	5.500%	6/1/2022	6,350	7,455
Ohio Water Dev. Auth. PCR	5.500%	6/1/2023	2,155	2,534
Ohio Water Dev. Auth. PCR	5.500%	12/1/2023	2,155	2,542
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,100	2,304
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,170	2,381
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,735	3,000
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021 (4)	1,215	1,422
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2022	5,370	6,283
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2022	4,690	5,505
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2023	1,225	1,437
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2023	1,115	1,312
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/2009 (2)(ETM)	1,195	1,267
Ohio Water Dev. Auth. Rev. (Pure Water)	5.500%	12/1/2011 (2)	5	5
Olentangy OH Local School Dist. GO	5.500%	12/1/2016 (4)	1,230	1,348
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2019 (3)	1,300	1,449
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2019 (3)	1,000	1,114
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2020 (3)	2,750	3,063
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/2020 (3)	1,000	1,114
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.250%	12/1/2021 (3)	1,400	1,532
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.250%	11/1/2013	2,000	2,070
Plain OH Local School Dist. GO	5.500%	12/1/2017 (3)	1,175	1,283
Reynoldsburg OH School Dist. GO	0.000%	12/1/2009 (3)	1,465	1,279
Reynoldsburg OH School Dist. GO	0.000%	12/1/2010 (3)	1,465	1,229
Richland County OH GO	6.950%	12/1/2011 (2)	450	460
Richland County OH GO	5.400%	12/1/2015 (2)	1,120	1,144
Rocky River OH City School Dist. GO	5.375%	12/1/2017	2,200	2,464
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2019 (1)	1,215	1,324
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2020 (1)	1,460	1,591
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2021 (1)	1,625	1,761
Summit County OH GO	6.250%	12/1/2010 (3)(Prere.)	1,420	1,598
Summit County OH GO	6.500%	12/1/2010 (3)(Prere.)	2,000	2,272
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,800	2,031
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,910	2,155
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	2,020	2,279
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,420	1,602
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,595	1,800
Summit County OH GO	5.500%	12/1/2019 (3)	1,000	1,160
Summit County OH GO	5.500%	12/1/2020 (3)	1,725	2,013
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/2011 (3)(Prere.)	1,015	1,119
Tri Valley OH Local School Dist. GO	5.500%	12/1/2016 (3)	1,255	1,421
Tri Valley OH Local School Dist. GO	5.500%	12/1/2019 (3)	1,785	2,064
Univ. of Akron OH General Receipts Rev	5.500%	1/1/2010 (3)(Prere.)	2,545	2,749
Univ. of Akron OH General Receipts Rev. VRDO	3.180%	3/7/2006 (3)	8,200	8,200
Univ. of Cincinnati OH COP	5.500%	6/1/2014 (1)	1,000	1,081
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,285	1,428
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,500	1,667
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	2,500	2,779
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2017	2,000	2,153
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2018	2,595	2,792
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2020	2,880	3,097
Univ. of Toledo OH General Receipts	5.250%	6/1/2016 (3)	1,080	1,161
Univ. of Toledo OH General Receipts VRDO	3.000%	3/1/2006 (3)	2,100	2,100
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	2,000	2,183
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	1,225	1,337
Woodridge OH School Dist. GO	6.800%	12/1/2014 (2)	2,000	2,336
Wooster OH School Dist. GO	0.000%	12/1/2009 (4)	2,195	1,917
Wooster OH School Dist. GO	0.000%	12/1/2010 (4)	2,265	1,901
Wooster OH School Dist. GO	0.000%	12/1/2011 (4)	2,315	1,864
Outside Ohio:
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2023 (1)	5,000	5,374
Puerto Rico GO	5.500%	7/1/2020 (1)	1,600	1,860
Puerto Rico GO	5.500%	7/1/2029	1,500	1,732
Puerto Rico GO	5.000%	7/1/2034	2,000	2,058
Puerto Rico Govt. Dev. Bank VRDO	3.060%	3/7/2006 (1)	2,100	2,100
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2014 (Prere.)	3,400	3,802
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	1,600	1,600
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2028 (3)	7,625	9,077
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2037 (2)	10,000	2,368
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	3,000	3,249
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (4)	2,500	2,708
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2021 (1)	2,000	2,326
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,005	3,300
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	305	382
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	995	1,059
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2017	2,000	2,159

Total Municipal Bonds
(Cost $514,896)				536,588

Other Assets and Liabilities—Net (1.0%)				5,449

Net Assets (100%)				542,037

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security represented 0.5% of net assets.
2	Securities with a value of $753,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $516,277,000. Net unrealized appreciation of investment securities for tax purposes was $20,311,000, consisting of unrealized gains of $20,566,000 on securities that had risen in value since their purchase and $255,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(222)	25,107	(45)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.